Related party transactions - Related Party Payable Balances (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Liabilities associated with assets held for sale - current	$ 0		$ 948
Liabilities subject to compromise	0	$ 0	6,235
Lease liability	0		503
West Taurus lease liability
Related Party Transaction [Line Items]
Lease liability	0		345
West Linus lease liability
Related Party Transaction [Line Items]
Lease liability	0		158
Affiliated Entity
Related Party Transaction [Line Items]
Payables due to related parties	0		503
Liabilities associated with assets held for sale - current	0		0
Liabilities subject to compromise	0		503
Related party loans payable | Affiliated Entity
Related Party Transaction [Line Items]
Payables due to related parties	$ 0		$ 503